ACQUISITION OF BUSINESSES (Details) - Brazilian regulated gas transmission operation $ in Millions	Apr. 30, 2021 USD ($)
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary, additional	3.00%
Effective Ownership Interest (%)	31.00%
Consideration transferred, acquisition-date fair value	$ 87
Gain (loss) recognised as result of ownership changes	$ (32)
Consortium
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary, additional	10.00%
Consideration transferred, acquisition-date fair value	$ 283